SHARE-BASED PAYMENT (Narrative) (Details) - USD ($)											12 Months Ended
	Dec. 01, 2021	Nov. 22, 2021	Jul. 19, 2021	Mar. 28, 2021	Dec. 21, 2020	Dec. 01, 2020	Jul. 01, 2020	Jun. 26, 2020	Jan. 02, 2019	Mar. 28, 2011	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum percentage of issued and outstanding ordinary shares authorized for issuance under plan				12.00%						12.00%
Award expiration period											10 years
Sharebased Compensation Arrangement by Sharebased Payment Award Equity Instruments Other than Options Grants in Period Fair Value											$ 10,852,000	$ 6,318,000	$ 5,749,000
Employees and Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted during period											0	0	0
Intrinsic value of options exercised											$ 524,000	$ 88,000	$ 921,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Share-based Awards Other than Options											0
Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Share-based Awards Other than Options											$ 4,474,000
Restricted shares granted to employees and directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted during period											25,777,390	17,477,740	7,553,980
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period			25,777,390		4,500,000			12,977,740	7,553,980
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period	2,067,830	1,680,000			4,500,000	6,488,870	6,488,870
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number											22,029,560
Intrinsic value of options exercised											$ 21,264,000		$ 1,053,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value											$ 0.42	$ 0.62	$ 0.76